BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS - Summary of Lease Liabilities Recognised (Details) $ in Thousands	Jan. 01, 2019 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities	$ 46,887
Discounted using the lessee's incremental borrowing rate of at the date of initial application	46,887
Lease liabilities	46,887
Restated Balance
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities	$ 55,222